Guggenheim Ultra Short Duration Fund Expense Example - A Inst P Shares [Member] - Guggenheim Ultra Short Duration Fund	Sep. 30, 2024 USD ($)
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	783
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	110
Expense Example, with Redemption, 5 Years	195
Expense Example, with Redemption, 10 Years	441
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	$ 783